Segment Assets and Liabilities - Summary of Segment Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 53,701	$ 50,243
Deferred tax assets	2,393	1,717
Other Location Segment [Member]
Disclosure of operating segments [line items]
Non-current assets	1,370	1,265
Australia Segment [Member]
Disclosure of operating segments [line items]
Non-current assets	29,466	30,432
United States Segment [Member]
Disclosure of operating segments [line items]
Non-current assets	13,847	10,967
Senegal Segment [Member]
Disclosure of operating segments [line items]
Non-current assets	5,268	5,295
Mexico Segment [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 1,357	$ 567